FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Ending balance	$ 59,159	$ 70,828
Average balance	58,146	81,556
Maximum month-end balance	$ 68,030	$ 161,289
Average interest rate	1.57%	2.45%
Weighted-average rate at period end	0.39%	2.46%
Remaining borrowing capacity	$ 4,900